OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
OTHER LIABILITIES [Text Block]

12. OTHER LIABILITIES

	2017	2016

Foreign exchange forward contracts designated as
cash flow hedges	$43	$258
Current portion of lease inducements	113	17
Current portion of deferred revenue	1,244	496
Current portion of other liabilities	$1,400	$771

Non-current portion of lease inducements	483	596
Non-current portion of deferred revenue	55	123
Other liabilities	$538	$719